INVESTMENTS (Details 2)		0 Months Ended		12 Months Ended		1 Months Ended					1 Months Ended
	Dec. 31, 2013 USD ($)	Mar. 31, 2010 Hanting USD ($)	Mar. 31, 2010 Hanting CNY	Dec. 31, 2013 Hanting CNY	Dec. 31, 2013 Hanting USD ($)	Mar. 31, 2010 Hanting Ordinary shares Private placement	Mar. 31, 2010 Hanting Ordinary shares Shareholders	Mar. 31, 2010 Hanting Ordinary shares IPO USD ($)	Dec. 31, 2013 Hanting ADS USD ($)	Mar. 31, 2010 Hanting ADS	Mar. 31, 2010 Hanting ADS IPO USD ($)
Investment transaction disclosures
Purchase of shares, shares purchased						7,202,482	11,646,964	3,200,000			800,000
Purchase of shares, price per share								$ 3.0625			$ 12.25
Purchase of shares, cost of share aggregate		$ 67,500,000	461,000,000
Purchase of shares, number aggregate		22,049,446	22,049,446							3,200,000
Percentage of equity interest purchased aggregate		9.00%	9.00%
Closing price of ADS (in dollars per share)	$ 198.48								$ 30.46
Fair value of available-for-sale investment				1,000,000,000	168,000,000
Increase in fair value of the investment credited to other comprehensive income				608,000,000